11. SEGMENTS	9 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
11. SEGMENTS

11.      SEGMENTS

The Company is engaged in the development and commercialization of human plasma and plasma-derived therapeutics.  The Company also operates an FDA-licensed source plasma collection facility located in Norcross, Georgia.  The Company defines its segments as those business units whose operating results are regularly reviewed by the chief operating decision maker (“CODM”) to analyze performance and allocate resources.

The plasma collection center segment includes the Company’s operation in Georgia.  The research and development segment includes the Company’s plasma development operations in New Jersey.

Summarized financial information concerning reportable segments is shown in the following table:

Year ended December 31, 2010	Plasma Collection Center		Research and Development		Corporate		Consolidated
Revenues	$	---	$	---	$	---	$
Loss from operations		(1,876,644)		(2,193,838)		(1,425,951)		(5,496,433)
Other expense		---		---		(451,279)		(451,279)
Loss before income taxes		(1,876,644)		(2,193,838)		(1,877,230)		(5,947,712)
Property plant and equipment, net		1,020,214		47,067		13,878		1,081,159
Depreciation and amortization expense		198,130		18,144		3,927		220,201

Year ended December 31, 2011	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$761,042	$	---	$	---	$761,042
Loss from operations	(609,676)		(2,581,386)		(1,431,894)	(4,622,956)
Other expense	---		---		(1,601,269)	(1,601,269)
Loss before income taxes	(609,676)		(2,581,386)		(3,033,163)	(6,224,225)
Property plant and equipment, net	822,265		28,924		9,743	860,932
Depreciation and amortization expense	197,274		18,144		4,134	219,552

Nine Months Ended September 30, 2011 (Unaudited)	Plasma Collection Center		Research and Development		Corporate		Consolidated
Revenues	$	---	$	---	$	---	$	---
Cost of sales		---		---		---		---
Gross profit		---		---		---		---
Loss from operations		(1,191,243)		(2,377,818)		(932,248)		(4,501,309)
Other expense		(7,155)		---		(760,975)		(768,130)
Loss before income taxes		(1,198,398)		(2,377,818)		(1,693,223)		(5,269,439)
Property and equipment, net		869,829		33,460		11,709		914,998
Depreciation and amortization expense		148,500		14,861		2,800		166,161

Nine Months Ended September 30, 2012 (Unaudited)	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$594,834	$	---	$	---	$594,834
Cost of sales	288,761		---		---	288,761
Gross profit	306,073		---		---	306,073
Loss from operations	(1,021,688)		(2,201,131)		(2,446,043)	(5,668,862)
Other income (expense)	(6,465)		---		7,936	1,471
Loss before income taxes	(1,028,153)		(2,201,131)		(2,438,107)	(5,667,391)
Property and equipment, net	701,637		16,306		85,766	803,709
Depreciation and amortization expense	121,553		12,618		6,572	140,743

The “Corporate” column includes general and administrative overhead expenses.  The column for Research and Development expense includes the loss on sale of research and development inventory incurred during the nine months ended September 30, 2011.

Property and equipment, net, included in the “Corporate” column above includes assets related to corporate and support functions.